Additional Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of financial position [abstract]
Accounts receivable	$ 1,049
Property and equipment, net	37
Rights-of-use-assets	416
Intangible Assets	4,405
Goodwill	2,387
Accounts payable	(748)
Token warrant liability	(735)
Lease liability	(501)
Contingent consideration liability	(496)
Contribution to equity by controlling shareholder	(582)
Net cash transferred	$ 5,232